Equity Investments (Details) (USD $)	1 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2011 Shanghai Jingmao and its affiliate [Member]	Feb. 01, 2011 Shanghai Jingmao and its affiliate [Member]	Aug. 31, 2011 JCR Soft Company Limited [Member]	Dec. 31, 2013 JCR Soft Company Limited [Member]	Dec. 31, 2012 Bridea Corporation [Member]	Jan. 31, 2010 AmazGame [Member] Zhou You [Member]	May 31, 2010 AmazGame [Member] Shanghai Jingmao and its affiliate [Member]
Equity Investments [Line Items]
Percentage of acquired equity interests	50.00%		10.00%		10.00%	30.00%	50.00%
Voting equity interests with unilateral control		100.00%
Fixed cash consideration			$ 350,000		$ 500,000
Impairment loss				350,000
Carrying value of cost-method investment				$ 0